================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4994

                   SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  NOVEMBER 30
Date of reporting period: MAY 31, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                                 SMITH BARNEY
                         MASSACHUSETTS MUNICIPALS FUND
              --------------------------------------------------

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  MAY 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


Letter from the Chairman.........................................  1

Schedule of Investments..........................................  4

Statement of Assets and Liabilities.............................. 10

Statement of Operations.......................................... 11

Statements of Changes in Net Assets.............................. 12

Notes to Financial Statements.................................... 13

Financial Highlights............................................. 20

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer


Dear Shareholder,
Bond investors spent much of the six months ended May 31, 2004 dissecting language from the Federal Reserve for clues on its assessment of the U.S. economy. During this time, the economy's quarterly pace of growth continued to advance at a moderate rate that significantly exceeded levels in early 2003./i /Even the labor market, which generated lackluster results over most of the period, grew significantly during recent months by some measures./ii/ In terms of Massachusetts's credit picture, the recent long-term debt ratings on bonds issued by the commonwealth were Aa2 and AA- by Moody's Investors Service and Standard & Poor's Ratings Service, respectively./iii/

Although isolated issue- and sector-specific factors influenced the fund's performance, the combination of stronger economic growth and Fed comments exacerbated bond investors' concerns about rising rates, which move opposite to bond prices. As a result, prices on bonds pulled back and their yields


                             PERFORMANCE SNAPSHOT
                              AS OF MAY 31, 2004
                           (excluding sales charges)

                                                           6 Months
Class A Shares                                               0.23%
Lehman Brothers Municipal Bond Index                        -0.22%
Lipper Massachusetts Municipal Debt Funds Category Average  -0.67%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.12% and Class C shares returned -0.07% over the six months ended May 31, 2004.

    1 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report correspondingly rose over the period following their sharp spike in April./iv/ However, given that the fund's manager had anticipated that the U.S. economy could begin to pick up, the manager maintained a defensive posture in managing the fund's exposure to interest rate sensitivity. Although this approach detracted from the fund's performance during times when bond prices rose, it diminished the downward pricing pressures on the portfolio when bond prices declined, such as in April.

Performance Review
Within this environment, the fund performed as follows: For the six months ended May 31, 2004, Class A shares of the Smith Barney Massachusetts Municipals Fund, excluding sales charges, returned 0.23%. In comparison, the unmanaged Lehman Brothers Municipal Bond Index returned -0.22%/v /and the fund's Lipper Massachusetts municipal debt funds category average returned -0.67% for the same period./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Special Shareholder Notice
On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
  Returns are based on the six-month period ended May 31, 2004, calculated among the 53 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

    2 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change. Please refer to pages 4 through 7 for a list and percentage breakdown of the fund's holdings.
RISKS: Keep in mind, the fund's investments are subject to interest rate and credit risks. Lower-rated, higher yielding bonds known as "junk bonds" are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may use derivatives, such as options and futures, which can be illiquid may disproportionately increase losses, and have a potentially large impact on fund performance.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/Source: Based upon gross domestic product data from the Bureau of Economic
  Analysis. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/Based upon non-farm payroll growth data from the U.S. Department of Labor. /iii/Based upon data derived on published reports of the state's long-term bond ratings assigned by each of these bond ratings services on May 21, 2004. /iv/Source: Based upon data reflecting average yields on a universe of general obligation municipal bonds derived via Bloomberg L.P.
/v/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

    3 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2004


   FACE
  AMOUNT   RATING(a)                              SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Education -- 15.2%
$1,500,000 AAA       Massachusetts State College Building Authority Project Revenue,
                      Series A, MBIA-Insured, 5.000% due 5/1/33                         $ 1,472,925
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 AA         Applewild School Issue, Radian-Insured, 5.750% due 8/1/29           1,030,650
 1,105,000 AA         Assumption College, Series A, Radian-Insured,
                       5.750% due 3/1/20                                                  1,183,289
 1,000,000 A          Curry College, Series A, ACA-Insured, 6.000% due 3/1/31 (b)         1,020,980
 1,000,000 AAA       Western New England College, AMBAC-Insured,
                      5.250% due 7/1/20                                                   1,056,530
 2,500,000 AAA       Massachusetts State Health & Educational Facilities Authority
                      Revenue, University of Massachusetts, Series C, MBIA-Insured,
                      5.250% due 10/1/31 (b)                                              2,523,300
   500,000 AAA       Southeastern Massachusetts University, Building Authority Project
                      Revenue, Series A, AMBAC-Insured, 5.900% due 5/1/12                   528,270
 1,000,000 AAA       University of Massachusetts Building Authority Project Revenue,
                      Series 2, AMBAC-Insured, 5.250% due 11/1/20                         1,045,290
   665,000 A         University of the Virgin Islands, Series A, ACA-Insured,
                      6.000% due 12/1/19                                                    700,198
---------------------------------------------------------------------------------------------------
                                                                                         10,561,432
---------------------------------------------------------------------------------------------------
Finance -- 1.5%
 1,000,000 NR        Virgin Islands Public Finance Authority Revenue, Series E,
                      5.750% due 10/1/13                                                  1,005,170
---------------------------------------------------------------------------------------------------
General Obligation -- 23.8%
 1,310,000 Aaa*      Lawrence, MA State Qualified, MBIA-Insured, 5.250% due 3/15/18       1,394,233
                     Massachusetts State GO, MBIA-Insured:
 1,500,000 AAA        R-RITES-PA 964, 9.508% due 11/1/09 +(c)(d)                          1,861,560
 2,750,000 AAA        Series C, (Call 10/1/10 @ 100), 5.250% due 10/1/20 (d)              3,002,973
                      Series D:
    85,000 AAA         5.375% due 8/1/22 (e)                                                 94,882
 1,915,000 AAA         Call 8/1/12 @ 100, 5.375% due 8/1/22 (d)                           2,116,343
 1,055,000 Aaa*      Maynard GO, MBIA-Insured, 5.500% due 2/1/16                          1,168,318
 1,000,000 NR        Northern Mariana Islands Commonwealth GO, Series A,
                      7.375% due 6/1/30                                                   1,021,030
 1,000,000 Aaa*      Quaboag Regional School District GO, State Qualified, FSA-Insured,
                      5.500% due 6/1/20                                                   1,070,020
 1,500,000 AAA       Springfield GO, State Qualified, MBIA-Insured,
                      5.250% due 1/15/16                                                  1,613,940
 1,000,000 AAA       Westfield GO, MBIA-Insured, 5.500% due 12/15/20                      1,072,420
 1,975,000 AAA       Westwood GO, MBIA-Insured, 5.375% due 6/1/17                         2,121,308
---------------------------------------------------------------------------------------------------
                                                                                         16,537,027
---------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    4 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                            SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
Hospitals -- 19.4%
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue:
                        Berkshire Health Systems, Series E:
$1,000,000 BBB+          6.250% due 10/1/31 (b)                                       $ 1,011,150
   750,000 AA            Radian-Insured, 5.700% due 10/1/25 (b)                           785,168
 1,000,000 AAA          Beth Israel Deaconess Medical Center, Series G-4,
                         AMBAC-Insured, Variable Rate INFLOS,
                         10.653% due 7/1/25 (b)(c)                                      1,006,010
 2,000,000 BBB          Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)     2,171,360
                        Covenant Health System:
 1,000,000 A-            6.500% due 7/1/17 (b)                                          1,076,880
   750,000 A-            6.000% due 7/1/31 (b)                                            763,620
   500,000 AAA          Medical Center of Central Massachusetts, Series B,
                         AMBAC-Insured, Variable Rate CARS,
                         11.700% due 6/23/22 (c)                                          610,695
 1,000,000 Baa2*        Milford-Whitinsville Hospital, Series D,
                         6.350% due 7/15/32 (b)                                         1,004,990
 1,500,000 BBB          UMASS Memorial Healthcare Inc., Series C,
                         6.625% due 7/1/32 (b)                                          1,540,290
   700,000 AAA          Valley Regional Health System, Series C, CONNIE
                         LEE-Insured, 7.000% due 7/1/06 (b)                               767,557
 1,000,000 AAA          Volunteers of America, (Concord Assisted Living Project),
                         Series A, GNMA-Collateralized, 6.900% due 10/20/41             1,144,640
 1,500,000 BBB          Winchester Hospital, Series E, 6.750% due 7/1/30 (b)            1,571,925
-----------------------------------------------------------------------------------------------
                                                                                       13,454,285
-----------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.5%
                     Framingham Housing Authority, Mortgage Revenue, Beaver
                      Terrace Apartments, Series A, GNMA-Collateralized:
   400,000 AAA          6.200% due 2/20/21                                                435,760
 1,200,000 AAA          6.350% due 2/20/32                                              1,293,792
-----------------------------------------------------------------------------------------------
                                                                                        1,729,552
-----------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.2%
                     Massachusetts State HFA, Housing Revenue, Single-Family
                      Housing:
   325,000 AA           Series 31, 6.450% due 12/1/16                                     331,861
   515,000 AA           Series 38, 7.200% due 12/1/26 (f)                                 528,024
-----------------------------------------------------------------------------------------------
                                                                                          859,885
-----------------------------------------------------------------------------------------------
Industrial Development -- 3.1%
   970,000 NR        Boston Industrial Development Financing Authority Revenue,
                      Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (f)           947,108
 1,000,000 AA        Massachusetts State Development Finance Agency Revenue, The
                      May Institute Inc., Radian-Insured, 5.750% due 9/1/29             1,009,330

                      See Notes to Financial Statements.



    5  Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004


   FACE
  AMOUNT   RATING(a)                             SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Industrial Development -- 3.1% (continued)
$  190,000 BBB+      Massachusetts State Industrial Finance Agency, Resource Recovery
                      Revenue, (Refusetech Inc. Project), Series A,
                      6.300% due 7/1/05                                               $   192,654
-------------------------------------------------------------------------------------------------
                                                                                        2,149,092
-------------------------------------------------------------------------------------------------
Life Care Systems -- 9.8%
   920,000 NR        Boston Industrial Development Financing Authority Revenue,
                      North End Community Nursing Home, Series A, FHA-Insured,
                      (Pre-Refunded -- Escrowed with state and local government
                      securities to 8/1/07 Call @ 105), 6.450% due 8/1/37               1,048,202
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 NR          Briarwood, Series B, 8.250% due 12/1/30 (b)                      1,045,250
 1,300,000 BBB-        First Mortgage, (Edgecombe Project), Series A,
                        6.750% due 7/1/26 (b)                                           1,337,180
   115,000 NR          First Mortgage, Springhouse Inc., 5.875% due 7/1/18                112,043
 1,000,000 AAA         Neville Communities Home Inc., Series A, GNMA-
                        Collateralized, 6.000% due 6/20/44                              1,070,820
   750,000 Aa2*      Massachusetts State Health & Educational Facilities Authority
                      Revenue, Youville House Inc., Series A, FHA-Insured,
                      (Pre-Refunded -- Escrowed with state and local government
                      securities to 2/15/07 Call @102), 6.050% due 2/15/29                833,723
 1,275,000 AAA       Massachusetts State Industrial Finance Agency Revenue,
                      Chelsea Jewish Nursing Home, Series A, FHA-Insured,
                      6.500% due 8/1/37                                                 1,378,403
-------------------------------------------------------------------------------------------------
                                                                                        6,825,621
-------------------------------------------------------------------------------------------------
Miscellaneous -- 5.1%
 1,500,000 Baa3*     Boston Industrial Development Financing Authority Revenue,
                      (Crosstown Center Project), 6.500% due 9/1/35 (f)                 1,449,330
 1,000,000 A1*       Massachusetts State Development Finance Agency Revenue,
                      Massachusetts Biomedical Research Corp., Series C,
                      6.250% due 8/1/20                                                 1,079,500
 1,000,000 AAA       Massachusetts State Special Obligation Revenue, Consolidated
                      Loan, Series A, FGIC-Insured, 5.000% due 6/1/22                   1,015,800
-------------------------------------------------------------------------------------------------
                                                                                        3,544,630
-------------------------------------------------------------------------------------------------
Public Facilities -- 2.9%
 1,000,000 AAA       Boston, MA Convention Center Act 1997, Special Obligation,
                      Series A, AMBAC-Insured, 5.000% due 5/1/25                          999,960
 1,000,000 A-        Puerto Rico Public Buildings Authority Revenue, Series D,
                      5.375% due 7/1/33                                                 1,017,320
-------------------------------------------------------------------------------------------------
                                                                                        2,017,280
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    6 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                          SECURITY                              VALUE
--------------------------------------------------------------------------------------------
Transportation -- 7.4%
$2,145,000 AAA       Massachusetts State Port Authority Revenue,
                      13.000% due 7/1/13 (b)(e)                                  $ 3,134,188
 2,000,000 AAA       Puerto Rico Commonwealth, Highway and Transportation
                      Authority, Transportation Revenue, Series J, MBIA-Insured,
                      5.000% due 7/1/29                                            1,999,920
--------------------------------------------------------------------------------------------
                                                                                   5,134,108
--------------------------------------------------------------------------------------------
Utilities -- 1.5%
 1,000,000 A-        Massachusetts State Development Finance Agency Revenue,
                      Devens Electric System, 6.000% due 12/1/30 (b)               1,017,400
--------------------------------------------------------------------------------------------
Water & Sewer -- 6.6%
 2,060,000 AAA       Boston Water & Sewer Commission Revenue, (Escrowed to
                      maturity with state and local government securities),
                      10.875% due 1/1/09 (g)                                       2,486,420
                     Massachusetts State Water Pollution Abatement Revenue:
 2,000,000 AAA         Pool Program, Series 9, 5.250% due 8/1/28                   2,023,060
    80,000 Aaa*        Unrefunded Balance, Series A, 6.375% due 2/1/15                82,039
--------------------------------------------------------------------------------------------
                                                                                   4,591,519
--------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $67,393,023**)                                     $69,427,001
--------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts.
(c) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(g) All or a portion of this security is held as collateral for open futures contracts.
+ Underlying bond is Pre-Refunded with Call 1/1/11@100 and maturity 11/1/15.
** Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 8 and 9 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

    7 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB and B -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B".
            While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
            "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
            "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be con-
            sidered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR       -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


    8 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

 SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay princi- pal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.
 P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)
ABAG   --Association of Bay Area
         Governments
ACA    --American Capital Access
AIG    --American International Guaranty
AMBAC  --Ambac Assurance Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CARS   --Complimentary Auction Rate
         Securities
CGIC   --Capital Guaranty Insurance
CONNIE
 LEE   --College Construction Loan
         Insurance Association
COP    --Certificate of Participation
EDA    --Economic Development
         Authority
FGIC   --Financial Guaranty Insurance
         Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage
         Corporation
FLAIRS --Floating Adjustable Interest Rate
         Securities
FNMA   --Federal National Mortgage
         Association
FRTC   --Floating Rate Trust Certificates
FSA    --Federal Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage
         Association
GO     --General Obligation

HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate lnverse Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
Radian --Radian Asset Assurance Co.
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWD   --Variable Rate Wednesday Demand


--------
*Abbreviations may or may not appear in the Schedule of Investments.

    9 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2004

ASSETS:
  Investments, at value (Cost -- $67,393,023)                                       $69,427,001
  Cash                                                                                   49,917
  Interest receivable                                                                 1,332,541
  Receivable for securities sold                                                      1,493,815
  Receivable from broker -- variation margin                                            118,750
  Receivable for Fund shares sold                                                            50
  Prepaid expenses                                                                        2,782
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       72,424,856
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                     128,418
  Investment advisory fee payable                                                        18,646
  Administration fee payable                                                             12,430
  Distribution plan fees payable                                                          6,931
  Deferred compensation payable                                                           2,878
  Accrued expenses                                                                       37,730
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     207,033
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $72,217,823
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $     5,618
  Capital paid in excess of par value                                                71,858,147
  Overdistributed net investment income                                                 (23,639)
  Accumulated net realized loss from investment transactions and futures contracts   (2,625,500)
  Net unrealized appreciation of investments and futures contracts                    3,003,197
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $72,217,823
-----------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             3,764,663
-----------------------------------------------------------------------------------------------
  Class B                                                                             1,483,737
-----------------------------------------------------------------------------------------------
  Class C                                                                               369,931
-----------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                                         $12.86
-----------------------------------------------------------------------------------------------
  Class B *                                                                              $12.85
-----------------------------------------------------------------------------------------------
  Class C *                                                                              $12.84
-----------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                      $13.40
-----------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

    10 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
  Interest                                                                     $ 2,087,079
------------------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                                  122,270
  Investment advisory fee (Note 4)                                                 114,692
  Administration fee (Note 4)                                                       76,461
  Audit and legal                                                                   26,535
  Shareholder communications (Note 7)                                               21,411
  Custody                                                                           11,895
  Transfer agency services (Note 7)                                                 10,980
  Trustees' fees                                                                     6,222
  Registration fees                                                                  2,745
  Other                                                                              3,843
------------------------------------------------------------------------------------------
  Total Expenses                                                                   397,054
------------------------------------------------------------------------------------------
Net Investment Income                                                            1,690,025
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                                         365,679
   Futures contracts                                                            (1,372,811)
------------------------------------------------------------------------------------------
  Net Realized Loss                                                             (1,007,132)
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                           3,581,471
   End of period                                                                 3,003,197
------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                         (578,274)
------------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                   (1,585,406)
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $   104,619
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                                      2004         2003
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $ 1,690,025  $ 3,564,943
  Net realized loss                                                (1,007,132)    (289,123)
  Increase (decrease) in net unrealized appreciation                 (578,274)   1,030,479
------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              104,619    4,306,299
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                            (1,687,154)  (3,599,001)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                   (1,687,154)  (3,599,001)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  3,521,198    9,594,718
  Net asset value of shares issued for reinvestment of dividends      882,574    1,875,002
  Cost of shares reacquired                                        (8,019,009)  (9,174,619)
------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                         (3,615,237)   2,295,101
------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                  (5,197,772)   3,002,399
NET ASSETS:
  Beginning of period                                              77,415,595   74,413,196
------------------------------------------------------------------------------------------
  End of period*                                                  $72,217,823  $77,415,595
------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:                 $(23,639)    $(26,510)
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    12 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


    13 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $8,927 to CTB.


    14 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. There is also a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2004, CGM received sales charges of approximately $31,000 and $1,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM for Class B and C shares were approximately $12,000 and $2,000, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------
Purchases                                                    $13,074,562
--------------------------------------------------------------------------
Sales                                                         17,384,691
--------------------------------------------------------------------------

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------
Gross unrealized appreciation                                $2,482,753
Gross unrealized depreciation                                  (448,775)
-----------------------------------------------------------------------
Net unrealized appreciation                                  $2,033,978
-----------------------------------------------------------------------


    15 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2004, the Fund had the following open futures contracts:

                           Number of               Basis      Market    Unrealized
                           Contracts Expiration    Value      Value        Gain
----------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury 20 Year Bond    200       6/04    $22,281,719 $21,312,500  $969,219
----------------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                             Class A Class B Class C
           ---------------------------------------------------------
           Rule 12b-1 Distribution Plan Fees $38,257 $65,899 $18,114
           ---------------------------------------------------------


    16 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                             Class A Class B Class C
            --------------------------------------------------------
            Transfer Agency Service Expenses  $6,039 $4,392   $549
            --------------------------------------------------------

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class C
           ----------------------------------------------------------
           Shareholder Communication Expenses $11,529 $7,686  $2,196
           ----------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
                                    May 31, 2004   November 30, 2003
            --------------------------------------------------------
            Net Investment Income
            Class A                  $1,173,390       $2,405,618
            Class B                     410,441          943,016
            Class C+                    103,323          250,367
            --------------------------------------------------------
            Total                    $1,687,154       $3,599,001
            --------------------------------------------------------

+On April 29, 2004, Class L shares were renamed as Class C shares.

9. Shares of Beneficial Interest

At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.


    17 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

Transactions in shares of each class were as follows:

                                   Six Months Ended          Year Ended
                                     May 31, 2004        November 30, 2003
                                ---------------------  ---------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class A
  Shares sold                    203,093  $ 2,669,440   430,267  $ 5,647,184
  Shares issued on reinvestment   47,580      621,421    96,521    1,265,457
  Shares reacquired             (365,180)  (4,765,789) (234,833)  (3,088,048)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)       (114,507) $(1,474,928)  291,955  $ 3,824,593
  ---------------------------------------------------------------------------
  Class B
  Shares sold                     35,817  $   470,722   218,273  $ 2,867,373
  Shares issued on reinvestment   15,486      202,194    35,353      463,413
  Shares reacquired             (180,228)  (2,355,943) (313,843)  (4,113,783)
  ---------------------------------------------------------------------------
  Net Decrease                  (128,925) $(1,683,027)  (60,217) $  (782,997)
  ---------------------------------------------------------------------------
  Class C+
  Shares sold                     28,929  $   381,036    82,305  $ 1,080,161
  Shares issued on reinvestment    4,520       58,959    11,156      146,132
  Shares reacquired              (68,555)    (897,277) (150,767)  (1,972,788)
  ---------------------------------------------------------------------------
  Net Decrease                   (35,106) $  (457,282)  (57,306) $  (746,495)
  ---------------------------------------------------------------------------

+On April 29, 2004, Class L shares were renamed as Class C shares.


10.Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to


    18 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.
11.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


    19 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                     2004/(1)(2)/  2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $13.13        $13.01     $12.93      $12.35      $12.09      $13.32
---------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(3)/          0.30          0.64       0.66        0.67        0.65        0.62
  Net realized and
   unrealized gain (loss)/(3)/       (0.27)         0.12       0.09        0.57        0.26       (1.23)
---------------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                           0.03          0.76       0.75        1.24        0.91       (0.61)
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.30)        (0.64)     (0.67)      (0.66)      (0.65)      (0.62)
---------------------------------------------------------------------------------------------------
Total Distributions                  (0.30)        (0.64)     (0.67)      (0.66)      (0.65)      (0.62)
---------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                      $12.86        $13.13     $13.01      $12.93      $12.35      $12.09
---------------------------------------------------------------------------------------------------
Total Return                          0.23%++       5.96%      5.96%      10.25%       7.79%      (4.73)%
---------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (000s)                     $48,401       $50,937    $46,656     $43,766     $36,324     $35,386
---------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                            0.85%+        0.85%      0.85%       0.84%       0.87%       0.85%
  Net investment income/(3)/          4.61+         4.84       5.11        5.19        5.42        4.84
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 18%           19%        51%         43%         50%         66%
---------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 5.10%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    20 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                       2004/(1)(2)/  2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $13.13         $13.00     $12.92      $12.35      $12.08      $13.30
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Income (Loss) From
Operations:
  Net investment income/(3)/           0.27           0.56       0.59        0.58        0.58        0.56
  Net realized and
   unrealized gain (loss)/(3)/        (0.28)          0.14       0.09        0.58        0.27       (1.23)
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Total Income (Loss) From
 Operations                           (0.01)          0.70       0.68        1.16        0.85       (0.67)
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Less Distributions From:
  Net investment income               (0.27)         (0.57)     (0.60)      (0.59)      (0.58)      (0.55)
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Total Distributions                   (0.27)         (0.57)     (0.60)      (0.59)      (0.58)      (0.55)
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Net Asset Value,
 End of Period                       $12.85         $13.13     $13.00      $12.92      $12.35      $12.08
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Total Return                          (0.12)%++       5.48%      5.41%       9.58%       7.26%      (5.18)%
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Net Assets, End of
 Period (000s)                      $19,068        $21,168    $21,750     $22,162     $25,977     $27,332
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Ratios to Average
Net Assets:
  Expenses                             1.40%+         1.39%      1.33%       1.42%       1.41%       1.36%
  Net investment income/(3)/           4.06+          4.30       4.59        4.61        4.88        4.33
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------
Portfolio Turnover Rate                  18%            19%        51%         43%         50%         66%
------------------------------  ----------------  ---------  ----------  ----------  ----------  ----------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 4.58%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


    21 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares/(1)/                2004/(2)(3)/  2003/(3)/  2002/(3)/  2001/(3)/  2000/(3)/  1999/(3)/
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $13.11       $12.99     $12.91     $12.33     $12.07     $13.30
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Income (Loss) From
Operations:
  Net investment income/(4)/          0.26         0.56       0.59       0.59       0.58       0.56
  Net realized and
   unrealized gain (loss)/(4)/       (0.27)        0.13       0.09       0.58       0.25      (1.24)
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Total Income (Loss) From
 Operations                          (0.01)        0.69       0.68       1.17       0.83      (0.68)
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Less Distributions From:
  Net investment income              (0.26)       (0.57)     (0.60)     (0.59)     (0.57)     (0.55)
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Total Distributions                  (0.26)       (0.57)     (0.60)     (0.59)     (0.57)     (0.55)
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period                      $12.84       $13.11     $12.99     $12.91     $12.33     $12.07
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Total Return                         (0.07)%++     5.37%      5.36%      9.63%      7.14%     (5.28)%
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Net Assets, End of
 Period (000s)                      $4,749       $5,311     $6,007     $4,336     $2,808     $2,867
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Ratios to Average
Net Assets:
  Expenses                            1.44%+       1.46%      1.40%      1.42%      1.46%      1.39%
  Net investment income/(4)/          4.02+        4.23       4.56       4.60       4.83       4.32
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------
Portfolio Turnover Rate                 18%          19%        51%        43%        50%        66%
------------------------------  --------------  ---------  ---------  ---------  ---------  ---------

(1) On April 29, 2004, Class L shares were renamed as Class C shares.
(2) For the six months ended May 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    22 Smith Barney Massachusetts Municipals Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                                 MASSACHUSETTS
                                MUNICIPALS FUND


            TRUSTEES                  INVESTMENT ADVISER
            Dwight B. Crane           AND ADMINISTRATOR
            Burt N. Dorsett           Smith Barney Fund
            R. Jay Gerken, CFA         Management LLC
              Chairman
            Elliot S. Jaffe           DISTRIBUTOR
            Stephen E. Kaufman        Citigroup Global Markets Inc.
            Joseph J. McCann*
            Cornelius C. Rose, Jr.    CUSTODIAN
                                      State Street Bank and
            OFFICERS                   Trust Company
            R. Jay Gerken, CFA
            President and Chief       TRANSFER AGENT
            Executive Officer         Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
            Andrew B. Shoup           New York, New York 10004
            Senior Vice President,
            Chief Administrative      SUB-TRANSFER AGENT
            Officer, Treasurer and    PFPC Inc.
            Chief Financial Officer** P.O. Box 9699
                                      Providence, Rhode Island
            Peter M. Coffey           02940-9699
            Vice President and
            Investment Officer

            Andrew Beagley
            Chief Anti-Money
            Laundering Compliance
            Officer

            Kaprel Ozsolak
            Controller

            Robert I. Frenkel
            Secretary and
            Chief Legal Officer

  * Mr. McCann became Trustee Emeritus on June 30, 2004.
 ** Treasurer and Chief Financial Officer as of June 24, 2004.

  Smith Barney Massachusetts Municipals Fund





  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.




 This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD2227 7/04                                                             04-6909

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND


By:     /s/ R. Jay Gerken
        -------------------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Massachusetts Municipals Fund

Date:   August 5, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -------------------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Smith Barney Massachusetts Municipals Fund

Date:   August 5, 2004

By:     /s/ Andrew B. Shoup
        -------------------------------------------
        Andrew B. Shoup
        Chief Administrative Officer of
        Smith Barney Massachusetts Municipals Fund

Date:   August 5, 2004